Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (94.0%)
U.S. Government Securities (86.7%)
United States Treasury Note/Bond	2.750%	9/15/21	2,600	2,657
United States Treasury Note/Bond	2.625%	2/28/23	45,000	46,603
United States Treasury Note/Bond	1.625%	4/30/23	101,000	101,363
United States Treasury Note/Bond	2.750%	4/30/23	147,200	153,318
United States Treasury Note/Bond	1.750%	5/15/23	81,000	81,620
United States Treasury Note/Bond	2.750%	5/31/23	106,000	110,505
United States Treasury Note/Bond	1.375%	6/30/23	86,500	86,054
United States Treasury Note/Bond	2.750%	7/31/23	51,400	53,681
United States Treasury Note/Bond	2.750%	8/31/23	72,000	75,262
United States Treasury Note/Bond	1.375%	9/30/23	22,000	21,880
United States Treasury Note/Bond	2.875%	9/30/23	80,000	84,100
United States Treasury Note/Bond	1.625%	10/31/23	91,000	91,369
United States Treasury Note/Bond	2.875%	10/31/23	148,000	155,724
United States Treasury Note/Bond	2.750%	11/15/23	60,000	62,869
United States Treasury Note/Bond	2.125%	11/30/23	40,000	40,944
United States Treasury Note/Bond	2.875%	11/30/23	80,300	84,566
United States Treasury Note/Bond	2.625%	12/31/23	82,000	85,626
United States Treasury Note/Bond	2.250%	1/31/24	133,000	136,949
United States Treasury Note/Bond	2.500%	1/31/24	81,800	85,059
United States Treasury Note/Bond	2.125%	2/29/24	87,000	89,161
United States Treasury Note/Bond	2.375%	2/29/24	102,289	105,933
United States Treasury Note/Bond	2.000%	4/30/24	37,000	37,746
United States Treasury Note/Bond	1.750%	6/30/24	58,600	59,186
United States Treasury Note/Bond	2.750%	2/28/25	13,500	14,325
United States Treasury Note/Bond	2.625%	3/31/25	94,500	99,713
United States Treasury Note/Bond	2.875%	4/30/25	133,000	142,165
United States Treasury Note/Bond	2.125%	5/15/25	91,800	94,497
United States Treasury Note/Bond	2.875%	5/31/25	75,300	80,536
United States Treasury Note/Bond	2.750%	6/30/25	189,000	201,018
United States Treasury Note/Bond	2.875%	7/31/25	133,300	142,798
United States Treasury Note/Bond	2.000%	8/15/25	51,250	52,451
United States Treasury Note/Bond	2.750%	8/31/25	111,700	118,960
United States Treasury Note/Bond	3.000%	9/30/25	145,900	157,527
United States Treasury Note/Bond	3.000%	10/31/25	96,000	103,739
United States Treasury Note/Bond	2.250%	11/15/25	126,500	131,322
United States Treasury Note/Bond	2.875%	11/30/25	73,000	78,430
United States Treasury Note/Bond	2.625%	12/31/25	94,000	99,684
United States Treasury Note/Bond	2.625%	1/31/26	89,000	94,451
United States Treasury Note/Bond	1.625%	2/15/26	122,384	122,614
United States Treasury Note/Bond	6.000%	2/15/26	17,000	21,476
United States Treasury Note/Bond	2.500%	2/28/26	119,000	125,489
United States Treasury Note/Bond	2.250%	3/31/26	50,200	52,208
United States Treasury Note/Bond	2.375%	4/30/26	47,400	49,666
United States Treasury Note/Bond	1.625%	5/15/26	108,000	108,186
United States Treasury Note/Bond	2.125%	5/31/26	155,300	160,372
United States Treasury Note/Bond	1.875%	6/30/26	50,000	50,859
United States Treasury Note/Bond	1.500%	8/15/26	124,000	123,187
United States Treasury Note/Bond	6.500%	11/15/26	5,000	6,627
United States Treasury Note/Bond	6.625%	2/15/27	7,000	9,405

1	United States Treasury Note/Bond	6.125%	11/15/27	14,000	18,727
	United States Treasury Note/Bond	2.750%	2/15/28	111,500	121,030
	United States Treasury Note/Bond	2.875%	5/15/28	114,000	125,044
	United States Treasury Note/Bond	2.875%	8/15/28	200,500	220,299
	United States Treasury Note/Bond	5.500%	8/15/28	10,000	13,131
	United States Treasury Note/Bond	3.125%	11/15/28	263,500	295,531
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	25,350
	United States Treasury Note/Bond	2.625%	2/15/29	107,000	115,694
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	13,070
	United States Treasury Note/Bond	2.375%	5/15/29	137,000	145,284
					5,387,040
Agency Bonds and Notes (3.5%)
2	AID-Israel	5.500%	9/18/23	1,657	1,894
2	AID-Israel	5.500%	12/4/23	3,600	4,139
2	AID-Israel	5.500%	4/26/24	1,663	1,934
2	AID-Israel	0.000%	5/1/24	13,215	12,033
2	AID-Israel	0.000%	11/1/24	75,000	68,291
2	AID-Israel	0.000%	8/15/25	15,929	14,250
2	AID-Tunisia	1.416%	8/5/21	12,400	12,269
	Private Export Funding Corp.	2.300%	9/15/20	13,600	13,651
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,379
	Private Export Funding Corp.	3.550%	1/15/24	18,500	19,860
	Private Export Funding Corp.	2.450%	7/15/24	6,085	6,277
	Private Export Funding Corp.	3.250%	6/15/25	18,600	19,997
	Resolution Funding Corp.	0.000%	1/15/28	7,800	6,630
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	14,588	12,693
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	12,004	10,262
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	4,695
					213,254
Conventional Mortgage-Backed Securities (3.8%)
3,4 Fannie Mae Pool		3.000%	9/1/49	42,127	43,470
3,4 Fannie Mae Pool		3.500%	1/1/49–8/1/49	65,868	67,409
3,4 Fannie Mae Pool		4.000%	1/1/49–8/1/49	81,279	84,071
3	UMBS Pool	3.500%	4/1/49	27,044	27,767
3	UMBS Pool	4.000%	3/1/49	14,305	14,820
					237,537
Total U.S. Government and Agency Obligations (Cost $5,667,005)					5,837,831
Asset-Backed/Commercial Mortgage-Backed Securities (5.6%)
3	Small Business Administration Participation
	Certs 2017-20	2.780%	12/1/37	10,536	10,876
3	Small Business Administration Participation
	Certs 2017-20	3.310%	4/1/38	34,788	36,908
3	Small Business Administration Participation
	Certs 2017-20	3.600%	6/1/38	18,252	19,630
3	Small Business Administration Participation
	Certs 2017-20	3.370%	1/1/39	11,915	12,690
3	Small Business Administration Participation
	Certs 2018-20	2.920%	1/1/38	15,182	15,774
3	Small Business Administration Participation
	Certs 2018-20	3.220%	2/1/38	23,907	25,219
3	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	49,720	52,510
3	Small Business Administration Participation
	Certs 2018-20E	3.500%	5/1/38	10,401	11,157
3	Small Business Administration Participation
	Certs 2018-20J	3.770%	10/1/38	30,645	33,387

3	Small Business Administration Participation
	Certs 2018-20J	2.690%	7/1/44	14,000	14,370
3	Small Business Administration Participation
	Certs 2018-20k	3.870%	11/1/38	21,601	23,500
3	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	27,680	29,695
3	Small Business Administration Participation
	Certs 2018-25F	3.670%	12/1/43	2,664	2,874
3	Small Business Administration Participation
	Certs 2019-20C	3.200%	3/1/39	10,861	11,500
3	Small Business Administration Participation
	Certs 2019-25E	3.070%	5/1/44	8,222	8,580
3	Small Business Administration Participation
	Certs 2019-25F	2.770%	6/1/44	13,600	14,033
3	Small Business Administration Participation
	Certs 2019-25H	2.310%	8/1/44	15,000	15,059
3	Small Business Administration Participation
	Certs 2019-25J	2.220%	10/1/44	10,300	10,231
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $329,376)					347,993

				Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
5	Vanguard Market Liquidity Fund
	(Cost $40,254)	1.984%		402,512	40,255
Total Investments (100.2%) (Cost $6,036,635)					6,226,079

				Face
				Amount
				($000)
Conventional Mortgage-Backed Securities-Liability for Sale Commitments (-3.8%)
3,4 Fannie Mae Pool		4.000%	11/1/49	(76,250)	(79,122)
3	UMBS TBA	3.000%	11/1/49	(41,700)	(42,371)
3	UMBS TBA	3.500%	11/1/49–12/1/49	(92,600)	(95,064)
3	UMBS TBA	4.000%	12/1/49	(18,300)	(19,005)
Total Conventional Mortgage-Backed Securities-Liability for Sale Commitments (Proceeds					(235,562)
$235,209)
					Amount
					($000)
Other Assets and Other Liabilities-Net (3.6%)					221,614
Net Assets (100%)					6,212,131

1 Securities with a value of $4,053,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury
Note Futures Contracts	11/22/19	770	$107.75	165,395	(168)

Total Options Written (Premiums
Received $317)					(168)

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note			January 2020		3,031	361,305	(1,299)
10-Year U.S. Treasury Note			December 2019		2,179	283,917	2,236
Ultra 10-Year U.S. Treasury Note			December 2019		231	32,827	98
							1,035

Short Futures Contracts
2-Year U.S. Treasury Note			January 2020		(4,768)	(1,027,988)	(1,074)
Ultra Long U.S. Treasury Bond			December 2019		(369)	(70,018)	(1,765)
							(2,839)
							(1,804)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Intermediate-Term Treasury Fund

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Intermediate-Term Treasury Fund

proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,837,831	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	347,993	—
Temporary Cash Investments	40,255	—	—
Conventional Mortgage-Backed Securities—Liability for
Sale Commitments	—	(235,562)	—
Options Written	(168)	—	—
Futures Contracts—Assets[1]	3,784	—	—
Futures Contracts—Liabilities[1]	(2,984)	—	—
Total	40,887	5,950,262	—
1 Represents variation margin on the last day of the reporting period.